INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS (Details 2) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2012 Russia USD ($)	Dec. 31, 2012 Russia RUB	Dec. 31, 2011 Russia RUB	Dec. 31, 2010 Russia RUB	Dec. 31, 2012 US USD ($)	Dec. 31, 2012 US RUB	Dec. 31, 2011 US RUB	Dec. 31, 2010 US RUB	Dec. 31, 2012 Rest of the world USD ($)	Dec. 31, 2012 Rest of the world RUB	Dec. 31, 2011 Rest of the world RUB	Dec. 31, 2010 Rest of the world RUB
Revenues:
Total revenues	$ 947.1	28,767.0	20,033.0	12,500.0	$ 898.8	27,300.0	19,352.0	12,211.0					$ 48.3	1,467.0	681.0	289.0
Long-lived assets, net:
Total long-lived assets, net	$ 325.9	9,898.0	8,771.0	3,609.0	$ 278.1	8,447.0	6,963.0	3,516.0	$ 34.3	1,043.0	1,413.0	1.0	$ 13.5	408.0	395.0	92.0